November 15, 2022

VIA ELECTRONIC TRANSMISSION

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Advisers Investment Trust

Dear Sir/Madam:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement relates to a special meeting of the Trust’s shareholders called to consider approval of a new Investment Advisory Agreement between Independent Franchise Partners, LLP and the Trust on behalf of the Independent Franchise Partners US Equity Fund, a series of the Trust.

If you have any questions or comments related to this filing, please call the undersigned at 614-469-3297.

Very truly yours,

/s/ Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297